Document and Entity Information	Nov. 19, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001832415
Document Type	8-K/A
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	BETTER THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39864
Entity Tax Identification Number	85-3472546
Entity Address, Address Line One	548 Market Street #49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	887-2311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	BTTX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 19, 2021, the Audit Committee of the Board of Directors (the “Audit Committee”) of Better Therapeutics, Inc., formerly known as Mountain Crest Acquisition Corp. II, a Delaware corporation (the “Company”) approved the dismissal of Marcum LLP (“Marcum”) as the Company’s independent registered public accounting firm, effective upon the filing on November 22, 2021 of the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021. The Company disclosed the dismissal of Marcum in its Current Report on Form 8-K dated November 24, 2021 filed with the Securities and Exchange Commission (the “SEC”) on November 26, 2021 (the “Original 8-K”). This Current Report on Form 8-K/A is filed to amend certain disclosure in the Original 8-K.